Preferred and Common Shares and Additional Paid-in Capital: (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Feb. 25, 2026
Share Repurchase Program [Line Items]
Payments of Dividends	$ 97,580,000
Common Stock, Dividends, Per Share, Cash Paid	$ 0.87
Share Repurchase Program [Member]
Share Repurchase Program [Line Items]
Cancellation amount of the remaining stock repurchase plan authorized		$ 37,550,000
New 2026 Share Repurchase Program [Member]
Share Repurchase Program [Line Items]
Treasury Stock, Shares, Acquired	2,208,251
Shares Acquired, Average Cost Per Share	$ 20.98
Treasury Stock, Retired, Cost Method, Amount	$ 46,327
Stock Repurchased and Retired During Period, Shares	1,894,357
New 2026 Share Repurchase Program [Member] | Not Cancelled Period [Member]
Share Repurchase Program [Line Items]
Treasury Stock, Shares, Acquired	313,894
New 2026 Share Repurchase Program [Member] | Maximum [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Authorized, Amount		$ 100,000,000